Schedule of Investments (unaudited)
October 31, 2024
iShares® MSCI Europe Financials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.9%
Erste Group Bank AG	306,550	$17,340,212
Belgium — 1.6%
Ageas SA	145,405	7,588,445
Groupe Bruxelles Lambert NV	75,235	5,436,080
KBC Group NV	207,948	15,147,173
Sofina SA	14,148	3,468,731
		31,640,429
Denmark — 1.3%
Danske Bank A/S	627,566	18,556,524
Tryg A/S	307,144	7,248,828
		25,805,352
Finland — 2.8%
Nordea Bank Abp	2,865,888	33,550,896
Sampo OYJ, Class A	456,014	20,220,123
		53,771,019
France — 9.3%
Amundi SA(a)	55,733	4,040,868
AXA SA	1,650,666	61,978,027
BNP Paribas SA	924,460	63,135,054
Credit Agricole SA	959,757	14,711,233
Edenred SE	226,751	7,333,728
Eurazeo SE	41,070	3,132,523
Euronext NV(a)	73,010	8,055,527
Societe Generale SA	657,742	18,891,311
		181,278,271
Germany — 14.3%
Allianz SE, Registered	355,820	112,013,986
Commerzbank AG	916,675	16,257,798
Deutsche Bank AG, Registered	1,721,303	29,244,540
Deutsche Boerse AG	172,605	40,092,391
Hannover Rueck SE	54,759	14,379,378
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	121,502	62,133,717
Talanx AG(b)	58,265	4,490,378
		278,612,188
Ireland — 0.9%
AIB Group PLC	1,644,591	8,816,721
Bank of Ireland Group PLC	921,510	8,540,745
		17,357,466
Italy — 9.0%
Banco BPM SpA	1,172,115	7,906,020
FinecoBank Banca Fineco SpA	556,774	8,888,414
Generali	926,770	25,695,808
Intesa Sanpaolo SpA	13,285,825	56,863,445
Mediobanca Banca di Credito Finanziario SpA	452,764	7,469,370
Nexi SpA(a)(b)	539,277	3,408,658
Poste Italiane SpA(a)	415,555	5,843,259
UniCredit SpA	1,338,261	59,203,565
		175,278,539
Netherlands — 6.4%
ABN AMRO Bank NV, CVA(a)	415,080	6,859,486
Adyen NV(a)(b)	19,762	30,189,597
Aegon Ltd.	1,226,281	7,740,063
ASR Nederland NV	143,980	6,824,507
EXOR NV, NVS	90,241	9,531,184
ING Groep NV	3,000,645	50,922,097
NN Group NV	245,448	12,049,595
		124,116,529
Security	Shares	Value
Norway — 1.0%
DNB Bank ASA	811,270	$16,811,923
Gjensidige Forsikring ASA	181,630	3,277,536
		20,089,459
Spain — 7.7%
Banco Bilbao Vizcaya Argentaria SA	5,235,112	52,113,825
Banco de Sabadell SA	4,939,910	9,634,719
Banco Santander SA	14,074,309	68,758,493
CaixaBank SA	3,292,160	20,061,628
		150,568,665
Sweden — 6.0%
EQT AB	338,378	9,817,363
Industrivarden AB, Class A	111,017	3,829,059
Industrivarden AB, Class C	144,943	4,981,975
Investor AB, Class B	1,573,341	44,531,929
L E Lundbergforetagen AB, Class B	68,309	3,381,968
Skandinaviska Enskilda Banken AB, Class A	1,443,102	20,381,298
Svenska Handelsbanken AB, Class A	1,328,885	13,807,965
Swedbank AB, Class A	769,928	15,622,241
		116,353,798
Switzerland — 14.5%
Baloise Holding AG, Registered	39,423	7,544,746
Banque Cantonale Vaudoise, Registered	27,832	2,773,377
Helvetia Holding AG, Registered	33,772	5,704,465
Julius Baer Group Ltd.	187,112	11,408,511
Partners Group Holding AG	20,645	28,403,981
Swiss Life Holding AG, Registered	26,120	21,269,506
Swiss Re AG	273,980	34,983,772
UBS Group AG, Registered	2,987,566	91,383,619
Zurich Insurance Group AG	132,943	78,383,824
		281,855,801
United Kingdom — 23.7%
3i Group PLC	884,168	36,257,715
Admiral Group PLC	235,483	7,792,260
Aviva PLC	2,423,903	14,204,804
Barclays PLC	13,409,747	41,107,634
Hargreaves Lansdown PLC	322,278	4,522,793
HSBC Holdings PLC	16,821,050	154,383,938
Legal & General Group PLC	5,412,600	15,181,716
Lloyds Banking Group PLC	56,681,657	38,906,313
London Stock Exchange Group PLC	434,328	58,867,014
M&G PLC	2,048,874	5,132,938
NatWest Group PLC, NVS	6,038,882	28,613,744
Phoenix Group Holdings PLC	643,338	4,086,905
Prudential PLC	2,494,216	20,763,971
Schroders PLC	737,873	3,269,394
Standard Chartered PLC	1,971,966	22,867,680
Wise PLC, Class A(b)	603,444	5,504,101
		461,462,920
Total Long-Term Investments — 99.4% (Cost: $1,786,267,260)		1,935,530,648

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Europe Financials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	850,000	$850,000
Total Short-Term Securities — 0.0% (Cost: $850,000)		850,000
Total Investments — 99.4% (Cost: $1,787,117,260)		1,936,380,648
Other Assets Less Liabilities — 0.6%		11,886,892
Net Assets — 100.0%		$1,948,267,540

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,550,000	$—	$(700,000)(a)	$—	$—	$850,000	850,000	$5,177	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	138	12/20/24	$7,262	$(100,009)
FTSE 100 Index	47	12/20/24	4,931	(100,166)
				$(200,175)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Europe Financials ETF

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,277,536	$1,932,253,112	$—	$1,935,530,648
Short-Term Securities
Money Market Funds	850,000	—	—	850,000
	$4,127,536	$1,932,253,112	$—	$1,936,380,648
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(200,175)	$—	$(200,175)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares